Principal Accounting Policies - summary of Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	¥ 4,758,778	$ 729,315	¥ 1,137,473
Restricted cash			55,810
Total	¥ 4,758,778	$ 729,315	¥ 1,193,283	$ 182,879	¥ 1,680,931	¥ 412,713